Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	23
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$290,547,803.26	0.6195049	$257,209,267.96	0.5484206	$33,338,535.30
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$542,777,803.26	0.3737547	$509,439,267.96	0.3507979	$33,338,535.30

Weighted Avg. Coupon (WAC)	4.65%		4.67%
Weighted Avg. Remaining Maturity (WARM)	35.05		34.30
Pool Receivables Balance	$580,185,033.45		$546,277,153.83
Remaining Number of Receivables	55,769		54,330

Adjusted Pool Balance	$572,689,829.64		$539,351,294.34

III. COLLECTIONS

Principal:

Principal Collections	$33,294,309.42
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$591,440.48
Total Principal Collections	$33,885,749.90

Interest:
Interest Collections	$2,264,725.29
Late Fees & Other Charges	$63,361.25
Interest on Repurchase Principal	$-
Total Interest Collections	$2,328,086.54

Collection Account Interest	$1,498.28
Reserve Account Interest	$353.58
Servicer Advances	$-

Total Collections	$36,215,688.30

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	23
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$36,215,688.30
Reserve Account Release					$-
Total Available for Distribution					$36,215,688.30
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$483,487.53	$-	$483,487.53	$483,487.53
Collection Account Interest					$1,498.28
Late Fees & Other Charges					$63,361.25
Total due to Servicer					$548,347.06

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$150,116.37		$150,116.37
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$272,925.87		$272,925.87	$272,925.87

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$35,293,106.79

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$33,338,535.30

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$33,338,535.30
Class A-4 Notes				$-
Class A Notes Total:		$33,338,535.30		$33,338,535.30
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$33,338,535.30		$33,338,535.30

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,954,571.49

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,495,203.81
Beginning Period Amount	$7,495,203.81
Current Period Amortization	$569,344.32
Ending Period Required Amount	$6,925,859.49
Ending Period Amount	$6,925,859.49
Next Distribution Date Amount	$6,389,728.40

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	23
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		5.22%	5.55%	5.55%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.76%	53,657	98.13%	$536,088,013.97
30 - 60 Days	1.01%	551	1.53%	$8,359,311.56
61 - 90 Days	0.20%	108	0.30%	$1,663,843.26
91 + Days	0.03%	14	0.03%	$165,985.04
		54,330		$546,277,153.83
Total
Delinquent Receivables 61 + days past due	0.22%	122	0.33%	$1,829,828.30
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	123	0.33%	$1,922,576.63
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	127	0.32%	$1,983,134.23
Three-Month Average Delinquency Ratio	0.22%		0.33%

Repossession in Current Period		35		$571,732.89
Repossession Inventory		65		$430,600.93

Charge-Offs
Gross Principal of Charge-Off for Current Period				$613,570.20
Recoveries				$(591,440.48)
Net Charge-offs for Current Period				$22,129.72

Beginning Pool Balance for Current Period				$580,185,033.45

Net Loss Ratio				0.05%
Net Loss Ratio for 1st Preceding Collection Period				0.22%
Net Loss Ratio for 2nd Preceding Collection Period				0.27%
Three-Month Average Net Loss Ratio for Current Period				0.18%

Cumulative Net Losses for All Periods				$9,943,893.23
Cumulative Net Losses as a % of Initial Pool Balance				0.65%

Principal Balance of Extensions				$2,377,323.18
Number of Extensions				152

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